Property, Plant and Equipment, Net, and Investment Property, Net - Depreciation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net
Depreciation of the period	$ 17,634,233	$ 17,579,713
Discontinued operations
Property, Plant and Equipment, Net
Depreciation of the period		$ 73,473